REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
REPORTABLE SEGMENTS
18.	REPORTABLE SEGMENTS

The Company’s operating segments are divided by the states in which the Company engages in business activities, as management regularly reviews financial information to evaluate performance and make decisions to allocate resources at this level. The Company aggregates these operating segments into five reportable segments grouped by region: New England, Mid-Atlantic, Midwest, West and South, as the states contained in these regions exhibit similar economic characteristics. The Company’s measure of segment performance is net income.

Segment information	New England	Mid- Atlantic	Midwest	West	South	Corporate/ Eliminations	Total
Year ended December 31, 2018
Revenue	$9,139	$3,122	$20	$8,843	$—	$—	$21,124
Net income	1,403	14,092	4	(517)	—	(234,667)	(219,685)

Year ended December 31, 2017
Revenue	$—	$—	$—	$7,743	$—	$—	$7,743
Net income	—	957	68	(1,219)	81	(7,503)	(7,616)

December 31, 2018
Assets	$126,014	$86,561	$19,677	$14,041	$4	$325,524	$571,821
Liabilities	606	1,452	565	1,502	—	59,973	64,098

December 31, 2017
Assets	$1,000	$19,275	$801	$4,963	$7,929	$39,041	$73,009
Liabilities	—	7,008	558	6,034	—	28,866	42,466